Organization and Basis of Presentation, Fair Value (Details) - USD ($) $ in Billions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Percent of trade payables outstanding	1.00%
Percent of trade receivables outstanding	1.00%
Debt, carrying value	$ 2.9	$ 2.9
Debt, fair value	$ 2.9	$ 2.8
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair Value Assumptions, Expected Term	90 days